Shareholder Report, Line Graph (Details) 194557_Logan Capital Broad Innovative Growth ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Logan Capital Broad Innovative Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Logan Capital Broad Innovative Growth ETF NAV
Accumulated Value	$ 37,819	$ 33,646	$ 25,612	$ 24,443	$ 28,187	$ 17,726	$ 17,184	$ 14,569	$ 12,092	$ 10,000	$ 52,924
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Total Return
Accumulated Value	31,038	27,727	22,575	22,172	22,647	15,151	15,138	13,357	11,803	10,000	$ 40,479
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return
Accumulated Value	$ 40,918	$ 35,764	$ 27,135	$ 26,515	$ 28,013	$ 18,501	$ 16,693	$ 14,215	$ 11,950	$ 10,000	$ 53,598